UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31
Date of reporting period: September 30, 2008

ITEM 1.      SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS
MONEY MARKET TRUST

WESTERN ASSET MONEY MARKET FUND

WESTERN ASSET GOVERNMENT
MONEY MARKET FUND

FORM N-Q
SEPTEMBER 30, 2008

Western Asset Money Market Fund

Schedules of Investments (unaudited)	September 30, 2008

Face
Amount	Security	Value
SHORT-TERM INVESTMENTS — 100.8%
Bank Notes — 1.9%
$100,000,000	Bank of America N.A., 2.988% due 4/3/09 (a)(b)	$100,000,000
44,000,000	PNC Bank, 3.669% due 12/29/08 (a)	43,952,854
	Wells Fargo Bank N.A.:
155,000,000	2.500% due 10/6/08	154,970,076
165,000,000	2.586% due 6/3/09 (a)	165,000,000
	Total Bank Notes	463,922,930
Certificates of Deposit — 49.7%
	Abbey National Treasury Services PLC:
115,000,000	2.750% due 10/30/08	115,000,000
60,000,000	2.840% due 11/25/08	60,003,626
80,000,000	3.050% due 2/6/09	80,000,000
165,000,000	ABN Amro Bank NV, 3.010% due 10/24/08	165,021,077
	Allied Irish Banks:
85,000,000	2.840% due 10/9/08	85,000,000
100,000,000	2.710% due 11/10/08	100,000,000
105,000,000	2.840% due 12/12/08	105,000,000
	Banco Bilbao Vizcaya:
75,000,000	2.750% due 10/7/08	74,988,954
97,000,000	2.755% due 10/7/08	97,000,080
50,000,000	2.995% due 10/28/08	49,991,255
103,000,000	2.805% due 11/3/08	103,000,469
165,000,000	2.770% due 11/7/08	165,000,000
84,000,000	2.750% due 11/24/08	84,000,000
122,000,000	2.760% due 11/24/08	122,000,000
143,000,000	3.190% due 12/22/08	143,000,000
155,000,000	Banco Santander, 3.000% due 10/23/08	154,989,508
165,000,000	Bank of America N.A., 2.770% due 12/5/08	165,000,000
165,000,000	Bank of Ireland Governor & Co., 3.150% due 12/29/08	165,000,000
	Bank of Montreal:
97,000,000	2.760% due 10/31/08	97,000,000
95,000,000	2.750% due 11/4/08	95,000,000
230,000,000	2.730% due 11/13/08	230,000,000
198,000,000	2.910% due 12/8/08	198,000,000
100,000,000	3.249% due 9/15/09 (a)	100,000,000
	Bank of Nova Scotia:
110,000,000	2.600% due 10/1/08	110,000,000
208,000,000	2.620% due 10/21/08	208,000,000
95,000,000	2.600% due 11/12/08	95,000,000
	Bank of Scotland PLC:
80,000,000	3.500% due 10/22/08	80,017,820
150,000,000	3.008% due 7/6/09 (a)	150,000,000
125,000,000	Bank of Tokyo, 2.750% due 11/24/08	125,000,000
	Bank of Tokyo Mitsubishi:
50,000,000	2.820% due 10/16/08	50,000,000
125,000,000	2.830% due 10/17/08	124,971,871
80,000,000	2.810% due 11/6/08	80,000,000
101,000,000	2.830% due 11/10/08	101,000,000
100,000,000	2.820% due 11/14/08	100,000,000
128,000,000	2.820% due 12/2/08	128,000,000
100,000,000	2.890% due 12/10/08	100,000,000
81,000,000	2.810% due 12/12/08	81,000,000
	Barclays Bank PLC NY:
75,000,000	2.960% due 10/17/08	75,000,000
155,000,000	2.700% due 11/5/08	155,000,000

See Notes to Schedules of Investments.

Western Asset Money Market Fund

Schedules of Investments (unaudited) (continued)	September 30, 2008

Face
Amount	Security	Value
Certificates of Deposit — 49.7% (continued)
$84,000,000	2.820% due 11/13/08	$84,000,000
120,000,000	3.150% due 12/29/08	120,000,000
135,000,000	2.970% due 4/20/09	135,000,000
85,000,000	2.480% due 5/13/09 (a)	85,000,000
	BNP Paribas NY Branch:
162,000,000	2.960% due 10/24/08	162,000,000
90,000,000	2.740% due 11/24/08	90,000,000
100,000,000	2.850% due 12/5/08	100,000,000
82,000,000	3.060% due 1/2/09	82,000,000
73,000,000	3.075% due 2/13/09	73,000,000
	Calyon NY Branch:
205,000,000	2.900% due 10/1/08	205,000,000
85,000,000	2.790% due 10/8/08	85,000,000
85,000,000	2.930% due 10/23/08	85,005,099
100,000,000	3.100% due 1/12/09	100,000,000
75,000,000	3.120% due 2/9/09	75,000,000
	Canadian Imperial Bank:
58,000,000	4.180% due 11/5/08	57,965,496
125,000,000	2.840% due 11/28/08	125,000,000
38,000,000	Citibank N.A., 2.740% due 10/24/08	37,973,854
74,500,000	Credit Suisse New York, 3.080% due 3/3/09 (a)	74,500,000
	Depfa Bank PLC:
150,000,000	2.700% due 10/10/08	150,000,000
88,000,000	2.800% due 10/10/08	88,000,000
162,000,000	2.910% due 11/28/08	162,000,000
	Dexia Credit Local SA:
195,000,000	2.840% due 11/7/08	195,000,000
153,000,000	2.840% due 11/12/08	153,000,000
220,000,000	2.790% due 12/8/08	220,000,000
100,000,000	Fortis Bank NY, 2.760% due 10/6/08	100,000,000
75,000,000	HSBC Bank USA, 2.760% due 11/17/08	75,000,000
	Intesa San Paulo SpA NY:
75,000,000	3.064% due 3/5/09 (a)	75,000,000
45,000,000	3.210% due 4/22/09	45,000,000
	Istituto Bancario SA:
59,000,000	2.800% due 10/14/08	58,999,912
99,000,000	2.800% due 11/24/08	99,000,000
163,000,000	3.670% due 6/11/09	163,000,000
	KBC Bank N.V.:
183,000,000	2.650% due 10/6/08	183,000,000
145,000,000	2.450% due 10/10/08	145,000,000
	Lloyds Bank PLC:
285,000,000	2.600% due 10/6/08	285,000,000
150,000,000	2.620% due 10/10/08	149,952,287
173,000,000	2.730% due 10/10/08	173,000,000
125,000,000	2.610% due 10/14/08	125,000,000
97,000,000	2.720% due 11/21/08	97,000,000
	Nordea Bank Finland NY:
74,170,000	4.820% due 10/22/08	74,174,129
217,500,000	4.700% due 10/24/08	217,672,613
140,000,000	4.670% due 11/5/08	140,061,348
135,000,000	PNC Bank N.A., 3.015% due 2/23/09 (a)	135,000,000
	Rabobank Nederland NY:
25,000,000	3.010% due 2/13/09	25,000,000
130,000,000	3.020% due 3/9/09	130,000,000
	Royal Bank of Canada NY:

See Notes to Schedules of Investments.

Western Asset Money Market Fund

Schedules of Investments (unaudited) (continued)	September 30, 2008

Face
Amount	Security	Value
Certificates of Deposit — 49.7% (continued)
$106,000,000	2.700% due 11/13/08	$106,000,000
140,000,000	2.710% due 11/13/08	140,000,000
	Royal Bank of Scotland NY:
130,000,000	2.680% due 10/2/08	130,000,722
95,000,000	3.020% due 10/28/08	95,000,000
25,000,000	3.180% due 12/12/08	25,000,000
23,000,000	2.990% due 12/30/08	22,999,929
65,000,000	3.010% due 12/30/08	65,003,131
	Skandinaviska Enskilda Banken:
48,000,000	2.885% due 12/4/08	47,998,713
90,000,000	2.805% due 12/12/08	90,000,894
	Societe Generale NY:
133,000,000	2.820% due 10/27/08	132,979,270
97,000,000	2.820% due 12/12/08	97,000,000
	Svenska Handelsbanken NY:
75,000,000	2.700% due 10/7/08	74,998,959
75,000,000	5.005% due 10/9/08	75,000,079
100,000,000	2.730% due 11/17/08	99,999,919
125,000,000	3.080% due 12/30/08	125,000,000
	Toronto Dominion Bank NY:
100,000,000	2.760% due 11/6/08	100,000,000
125,000,000	2.720% due 11/19/08	125,000,000
110,000,000	3.060% due 1/5/09	110,000,000
100,000,000	3.030% due 2/5/09	100,000,000
88,000,000	3.050% due 2/23/09	88,000,000
102,000,000	3.040% due 3/6/09	102,000,000
100,000,000	UBS AG Stamford CT, 2.520% due 10/8/08	100,000,000
	Unicredito Italiano SpA:
118,000,000	2.930% due 12/10/08	118,000,000
100,000,000	2.870% due 12/12/08	100,000,000
	Wachovia Bank N.A.:
86,500,000	4.500% due 12/1/08	86,500,000
127,000,000	3.100% due 12/29/08	127,000,000
	Total Certificates of Deposit	12,240,771,014
Commercial Paper — 25.0%
	Allied Irish Banks PLC:
54,000,000	2.871% due 12/10/08 (b)(c)	53,700,750
35,000,000	3.147% due 12/18/08 (b)(c)	34,764,917
80,000,000	Australia & New Zealand Banking Group, 2.717% due 11/10/08 (b)(c)	79,761,778
	Bank of America Corp.:
100,000,000	2.709% due 11/21/08 (c)	99,618,917
90,000,000	2.941% due 11/25/08 (c)	89,600,562
75,000,000	3.000% due 12/31/08 (c)	74,439,781
75,000,000	3.020% due 2/2/09 (c)	74,231,458
	Bank of Ireland:
50,000,000	2.781% due 10/22/08 (b)(c)	49,919,792
40,000,000	3.039% due 12/15/08 (b)(c)	39,750,000
95,000,000	Bank of Ireland Governor & Co., 2.884% due 10/28/08 (b)(c)	94,796,225
	BNZ International Funding Ltd.:
105,000,000	2.689% due 10/15/08 (b)(c)	104,891,383
78,000,000	2.682% due 11/5/08 (b)(c)	77,797,525
50,000,000	2.897% due 12/5/08 (b)(c)	49,742,257
125,000,000	3.036% due 1/6/09 (b)(c)	123,992,951
140,000,000	2.970% due 1/15/09 (b)(c)	138,788,067
20,250,000	Calyon N.A., 5.001% due 10/1/08 (c)	20,250,000

	See Notes to Schedules of Investments.

Western Asset Money Market Fund

Schedules of Investments (unaudited) (continued)	September 30, 2008

Face
Amount	Security	Value
Commercial Paper — 25.0% (continued)
	CBA (Delaware) Finance Inc.:
$100,000,000	3.923% due 10/30/08 (c)	$99,685,028
82,000,000	2.744% due 10/31/08 (c)	81,813,792
117,042,000	2.753% due 11/3/08 (c)	116,748,566
130,000,000	Credit Suisse New York, 3.046% due 1/16/09 (c)	128,840,833
	Danske Corp.:
135,000,000	2.515% due 10/2/08 (b)(c)	134,990,587
100,000,000	2.516% due 10/6/08 (b)(c)	99,965,139
150,000,000	3.041% due 4/9/09 (a)(b)	150,000,000
78,000,000	Depfa Bank PLC, 2.708% due 10/15/08 (b)(c)	77,918,100
	Dexia Delaware LLC:
150,000,000	3.209% due 10/20/08 (c)	149,746,666
77,000,000	2.790% due 12/11/08 (c)	76,579,345
	General Electric Capital Corp.:
125,000,000	2.782% due 2/9/09 (c)	123,749,132
165,000,000	2.758% due 3/17/09 (c)	162,918,066
	ING Funding LLC:
75,000,000	2.985% due 10/24/08 (c)	74,859,125
164,000,000	2.806% due 11/12/08 (c)	163,468,093
150,000,000	3.035% - 3.045% due 12/22/08 (c)	148,977,506
40,000,000	3.071% due 12/23/08 (c)	39,721,028
88,000,000	3.043% due 1/9/09 (c)	87,267,889
65,000,000	3.079% due 1/20/09 (c)	64,396,746
	Intesa Funding LLC:
10,000,000	4.243% due 10/3/08 (c)	9,997,644
100,000,000	2.578% due 10/8/08 (c)	99,950,028
105,000,000	2.800% due 12/1/08 (c)	104,505,392
87,958,018	Issuer Entity LLC, 3.271% due 10/30/08 (a)(d)(e)(f)	35,104,045
	JPMorgan Chase:
250,000,000	2.737% due 12/2/08 (c)	248,837,500
100,000,000	2.775% due 12/9/08 (c)	99,472,916
115,150,000	2.826% due 1/7/09 (c)	114,272,301
100,000,000	3.000% due 2/2/09 (c)	98,982,167
	Natixis:
125,000,000	2.455% due 10/14/08 (b)(c)	124,889,410
122,800,000	2.597% due 10/31/08 (b)(c)	122,535,126
75,000,000	Nordea N.A., 2.549% due 10/6/08 (c)	74,973,542
79,000,000	San Paolo IMI U.S. Financial Co., 2.608% due 10/1/08 (c)	79,000,000
	Skandinaviska Enskilda Banken:
187,000,000	2.760% due 10/16/08 (b)(c)	186,786,508
108,000,000	2.790% due 11/3/08 (b)(c)	107,725,770
95,000,000	3.150% due 12/10/08 (b)(c)	94,427,361
85,000,000	3.086% due 12/29/08 (b)(c)	84,361,178
	Societe Generale N.A.:
110,000,000	3.046% due 10/30/08 (c)	109,734,167
100,000,000	2.841% due 11/10/08 (c)	99,688,889
160,000,000	2.929% due 1/9/09 (c)	158,711,111
	Svenska Handelsbanken NY:
35,500,000	2.739% due 10/30/08 (c)	35,422,216
153,000,000	2.837% due 12/5/08 (c)	152,223,737
82,000,000	2.724% due 12/15/08 (c)	81,537,896
	Swedbank:
120,000,000	2.555% due 10/8/08 (c)	119,940,500
45,000,000	3.201% due 10/28/08 (c)	44,892,338
75,000,000	Toyota Motor Credit Corp., 2.639% due 11/17/08 (c)	74,743,458
	Westpac Banking Corp.:

See Notes to Schedules of Investments.

Western Asset Money Market Fund

Schedules of Investments (unaudited) (continued)	September 30, 2008

Face
Amount	Security	Value
Commercial Paper — 25.0% (continued)
$7,900,000	3.953% due 10/6/08 (b)(c)	$7,895,666
70,000,000	2.739% due 11/13/08 (b)(c)	69,772,578
165,000,000	2.645% due 11/17/08 (b)(c)	164,437,762
170,000,000	2.719% due 11/26/08 (b)(c)	169,286,000
	Total Commercial Paper	6,161,799,210
Corporate Bonds & Notes — 2.4%
150,000,000	Australia & New Zealand Banking Group, 3.021% due 7/31/09 (a)(b)	150,000,000
115,000,000	Bank of America Corp., 3.375% due 2/17/09	115,234,793
62,500,000	Kimberly-Clark Corp., 4.420% due 12/19/08 (b)	62,476,858
100,000,000	Rabobank Nederland NV, 2.993% due 4/30/09 (a)(b)	100,000,000
100,000,000	Royal Bank of Canada, 3.104% due 5/15/09 (a)(b)	100,000,000
50,000,000	Svenska Handelsbanken AB, 3.150% due 5/26/09 (a)(b)	50,000,000
	Total Corporate Bonds & Notes	577,711,651
Master Note — 1.8%
450,000,000	Morgan Stanley Master Note Purchase Agreement, 7.800% due 10/1/08 (a)(d)(g)	450,000,000
Medium-Term Notes — 3.5%
75,000,000	ANZ National International Ltd., 3.037% due 7/10/09 (a)(b)	75,000,000
	Axon Financial Funding LLC:
100,000,000	2.589% due 10/15/08 (d)(f)(h)(i)	69,930,000
50,000,000	2.651% due 10/15/08 (d)(f)(h)(i)	34,965,000
100,000,000	2.944% due 10/15/08 (d)(f)(h)(i)	69,930,000
20,000,000	5.360% due 10/15/08 (d)(f)(h)(i)	13,986,000
50,000,000	5.420% due 10/15/08 (d)(f)(h)(i)	34,965,000
366,911	Cheyne Finance LLC, 0.010% due 8/23/09 (d)(e)(f)	366,911
150,000,000	Citigroup Funding Inc., 3.678% due 5/8/09 (a)	149,986,626
50,000,000	Commonwealth Bank of Australia, 3.051% due 8/3/09 (a)(b)	50,000,000
41,850,963	Gryphon Funding Ltd., 2.857% due 8/23/09 (d)(e)(f)	22,407,006
	Orion Finance USA LLC:
50,000,000	2.629% due 10/15/08 (a)(d)(h)(j)	50,000,000
100,000,000	2.635% due 10/15/08 (a)(d)(h)(j)	100,000,000
43,050,000	Royal Bank of Scotland PLC, 2.200% due 3/4/09 (a)(b)	43,050,000
50,000,000	Toyota Motor Credit Corp., 2.507% due 10/6/08 (a)	49,999,523
50,000,000	Wells Fargo Co., 2.546% due 10/31/08 (a)	49,981,868
50,000,000	White Pine Finance LLC, 1.625% due 10/15/08 (a)(d)(h)(k)	50,000,000
	Total Medium-Term Notes	864,567,934
Promissory Notes — 1.5%
	Goldman Sachs Group Inc.:
150,000,000	3.169% due 12/15/08 (d)	150,000,000
225,000,000	2.760% due 3/9/09 (d)	225,000,000
	Total Promissory Notes	375,000,000
Time Deposits — 0.6%
50,000,000	Barclays Bank PLC, 6.000% due 10/1/08	50,000,000
98,491,000	RBS, 1.000% due 10/1/08	98,491,000
	Total Time Deposits	148,491,000
U.S. Government Agencies — 13.6%
55,000,000	Federal Farm Credit Bank (FFCB), Notes, 2.040% due 2/11/09 (a)	54,992,060
	Federal Home Loan Bank (FHLB):
	Bonds:
67,000,000	4.500% due 10/24/08	67,005,818
45,000,000	2.316% due 12/3/08 (a)	45,000,000

See Notes to Schedules of Investments.

Western Asset Money Market Fund

Schedules of Investments (unaudited) (continued)	September 30, 2008

Face
Amount	Security	Value
U.S. Government Agencies — 13.6% (continued)
$47,500,000	2.080% due 1/30/09 (a)	$47,500,000
177,250,000	2.570% due 5/5/09	177,249,334
85,000,000	1.925% due 6/10/09 (a)	85,000,000
125,000,000	2.120% due 8/7/09 (a)	125,000,000
250,000,000	3.639% due 8/27/09 (a)	249,955,206
200,000,000	3.629% due 12/28/09 (a)	199,889,267
	Discount Notes:
80,000,000	2.398% due 11/28/08 (c)	79,694,662
45,605,000	2.427% due 2/24/09 (c)	45,161,111
43,328,000	2.441% due 3/18/09 (c)	42,840,705
50,000,000	3.370% due 7/15/09 (c)	48,692,556
	Federal Home Loan Mortgage Corp. (FHLMC):
	Discount Notes:
70,175,000	2.526% due 11/24/08 (c) (l)	69,911,844
112,167,000	2.533% due 1/9/09 (c) (l)	111,388,062
20,000,000	2.737% due 2/2/09 (c) (l)	19,814,000
130,000,000	2.493% due 3/27/09 (c) (l)	128,427,650
50,000,000	3.040% due 6/22/09 (c) (l)	48,918,333
	Notes:
73,500,000	3.639% due 9/28/09 (a) (l)	73,478,317
100,000,000	2.407% due 10/7/09 (a) (l)	100,000,000
	Federal National Mortgage Association (FNMA):
	Discount Notes:
164,474,000	2.317% - 2.327% due 11/26/08 (c) (l)	163,886,347
55,000,000	2.557% due 12/10/08 (c) (l)	54,729,965
24,000,000	2.686% due 1/28/09 (c) (l)	23,789,767
194,000,000	2.688% due 2/9/09 (c) (l)	192,129,248
50,750,000	2.009% due 2/27/09 (c) (l)	50,336,204
300,000,000	2.431% due 3/19/09 (c) (l)	296,620,000
280,000,000	2.187% - 2.493% due 3/27/09 (c) (l)	276,883,817
100,000,000	2.458% due 5/1/09 (c) (l)	98,586,666
	Notes:
75,000,000	2.070% due 1/16/09 (a) (l)	75,000,000
97,500,000	2.060% due 1/23/09 (a) (l)	97,496,955
100,000,000	1.800% due 9/3/09 (a) (l)	100,000,000
100,000,000	2.736% due 1/21/10 (a) (l)	100,000,000
	Total U.S. Government Agencies	3,349,377,894
U.S. Government Obligation — 0.2%
50,000,000	U.S. Treasury Notes, 3.875% due 5/15/09	50,595,548
	Capital Support Agreements (Cost - $0) (Note 3) (f) — 0.6%	147,932,489
	TOTAL INVESTMENTS — 100.8% (Cost — $24,830,169,670#)	24,830,169,670
	Liabilities in Excess of Other Assets — (0.8)%	(203,585,023)

	TOTAL NET ASSETS — 100.0%	$24,626,584,647

(a)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2008.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Rate shown represents yield-to-maturity.

(d)	Illiquid security.

(e)	The Fund has received partial principal payment. The Fund has determined that it is currently in its best interest to continue to hold this security.

(f)	The value shown is the fair market value as of September 30, 2008. These securities are supported by Capital Support Agreements (See Note 3).

(g)	Final maturity date is July 14, 2009.

See Notes to Schedules of Investments

Western Asset Money Market Fund

Schedules of Investments (unaudited) (continued)	September 30, 2008

(h)	Date shown is the date of the next interest rate change. Both principal and interest are currently in default.

(i)	On November 20, 2007, an insolvency event was declared. The Fund has determined that it is currently in its best interest to continue to hold these securities.

(j)	On January 14, 2008, an insolvency event was declared. The Fund has determined that it is currently in its best interest to continue to hold these securities.

(k)	On February 12, 2008, an insolvency event was declared. The Fund has determined that it is currently in its best interest to continue to hold this security.

(l)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Western Asset Government Money Market Fund

Schedules of Investments (unaudited) (continued)	September 30, 2008

Face
Amount	Security	Value
SHORT-TERM INVESTMENTS — 99.1%
U..S. Government & Agency Obligations — 91.2%
U..S. Government Agencies — 90.3%
	Federal Farm Credit Bank (FFCB):
	Bonds:
$25,000,000	2.050% due 11/3/08 (a)	$24,999,778
50,000,000	1.990% due 11/5/08 (a)	50,000,000
50,000,000	2.000% due 11/13/08 (a)	50,000,000
100,000,000	2.030% due 11/21/08 (a)	99,998,623
75,000,000	2.040% due 12/17/08 (a)	74,998,441
75,000,000	1.960% due 1/23/09 (a)	74,998,982
50,000,000	2.050% due 2/6/09 (a)	50,000,000
55,000,000	2.200% due 4/16/09	54,996,018
50,000,000	1.960% due 5/15/09 (a)	49,996,908
25,000,000	2.450% due 8/4/09 (a)	25,000,000
100,000,000	3.078% due 9/21/09 (a)	99,951,720
100,000,000	2.110% due 9/25/09 (a)	99,950,715
35,000,000	2.583% due 11/9/09 (a)	35,000,000
25,000,000	2.480% due 1/4/10 (a)	25,000,000
72,000,000	2.120% due 3/5/10 (a)	71,770,884
	Discount Notes:
25,000,000	2.239% due 10/7/08 (b)	24,990,708
15,000,000	2.209% due 10/8/08 (b)	14,993,583
15,000,000	2.199% due 10/14/08 (b)	14,988,137
61,000,000	2.477% due 12/1/08 (b)	60,748,833
50,000,000	2.460% due 12/17/08 (b)	49,742,264
49,795,000	2.465% due 1/20/09 (b)	49,424,982
50,000,000	2.369% due 1/26/09 (b)	49,618,125
25,000,000	2.795% due 2/18/09 (b)	24,732,639
50,000,000	2.783% due 2/26/09 (b)	49,434,722
20,000,000	2.663% due 2/27/09 (b)	19,783,122
36,000,000	2.358% due 3/16/09 (b)	35,613,220
50,000,000	2.944% due 3/30/09 (b)	49,275,000
9,000,000	2.568% due 5/1/09 (b)	8,866,970
30,000,000	2.764% due 5/15/09 (b)	29,489,617
50,000,000	2.385% due 5/20/09 (b)	49,252,458
20,000,000	2.475% due 5/29/09 (b)	19,678,000
25,000,000	2.446% due 6/16/09 (b)	24,570,000
50,000,000	Notes, 2.040% due 2/11/09 (a)	49,917,819
	Federal Home Loan Bank (FHLB):
	Bonds:
85,000,000	2.636% due 10/24/08 (a)	84,998,203
100,000,000	2.583% due 10/29/08 (a)	100,000,669
75,000,000	2.581% due 11/4/08 (a)	75,000,000
125,000,000	2.611% due 11/21/08 (a)	124,964,863
65,000,000	2.683% due 2/11/09 (a)	65,000,000
50,000,000	2.687% due 2/18/09 (a)	50,000,000
75,000,000	1.850% due 4/8/09 (a)	74,394,520
100,000,000	2.377% due 8/6/09 (a)	99,987,419
50,000,000	2.120% due 8/7/09 (a)	50,000,000
76,500,000	3.637% due 8/27/09 (a)	76,486,293
	Discount Notes:
22,084,000	0.100% due 10/1/08 (b)	22,084,000
100,000,000	2.363% due 10/15/08 (b)	99,908,222
75,000,000	2.673% due 10/22/08 (b)	74,883,844
100,000,000	2.199% - 2.505% due 11/14/08 (b)	99,705,292

See Notes to Schedules of Investments.

Western Asset Government Money Market Fund

Schedules of Investments (unaudited) (continued)	September 30, 2008

Face
Amount	Security	Value
U.S. Government Agencies — 90.3% (continued)
$50,000,000	2.556% due 11/19/08 (b)	$49,827,139
181,665,000	2.532% - 2.614% due 12/10/08 (b)	180,769,203
50,000,000	2.465% due 12/15/08 (b)	49,744,792
25,000,000	2.173% due 12/22/08 (b)	24,877,000
250,000,000	2.820% due 12/23/08 (b)	248,386,111
70,093,000	2.547% - 2.583% due 1/7/09 (b)	69,609,881
20,869,000	2.721% due 2/25/09 (b)	20,640,624
40,000,000	2.773% due 2/27/09 (b)	39,548,033
89,975,000	2.440% - 2.735% due 3/11/09 (b)	88,953,399
42,750,000	2.511% due 3/13/09 (b)	42,269,965
50,000,000	2.501% due 3/16/09 (b)	49,430,528
50,000,000	2.442% due 3/23/09 (b)	49,420,930
50,000,000	3.370% due 7/15/09 (b)	48,692,556
85,000,000	Notes, 2.190% due 8/7/09 (a)	84,985,525
	Federal Home Loan Mortgage Corp. (FHLMC) (c):
	Discount Notes:
50,000,000	2.102% due 10/6/08 (b)	49,985,549
65,000,000	2.103% - 2.356% due 10/14/08 (b)	64,949,751
10,000,000	2.465% due 10/27/08 (b)	9,982,306
50,000,000	2.117% due 11/3/08 (b)	49,903,979
75,000,000	2.095% due 11/7/08 (b)	74,840,438
50,000,000	2.143% due 11/10/08 (b)	49,882,222
25,000,000	2.204% due 11/17/08 (b)	24,928,847
25,230,000	2.519% due 11/18/08 (b)	25,145,900
50,000,000	2.530% due 11/25/08 (b)	49,808,264
62,850,000	2.413% - 4.021% due 12/8/08 (b)	62,530,490
65,000,000	2.629% due 12/15/08 (b)	64,647,917
165,000,000	2.465% - 2.789% due 12/22/08 (b)	164,044,130
100,000,000	2.921% due 12/26/08 (b)	99,307,222
100,000,000	2.406% due 12/31/08 (b)	99,395,861
287,384,000	2.542% - 2.913% due 1/5/09 (b)	285,219,895
75,000,000	2.840% - 2.861% due 1/20/09 (b)	74,349,417
70,000,000	2.422% - 2.488% due 2/2/09 (b)	69,425,295
77,480,000	2.737% - 2.747% due 2/9/09 (b)	76,717,759
50,000,000	2.378% due 3/16/09 (b)	49,458,194
126,800,000	2.492% - 2.932% due 3/23/09 (b)	125,113,596
50,000,000	2.145% due 3/30/09 (b)	49,475,000
83,691,000	2.135% - 2.627% due 3/30/09 (b)	82,691,429
100,000,000	2.803% due 4/3/09 (b)	98,594,445
25,000,000	3.040% due 6/22/09 (b)	24,459,167
	Notes:
55,581,000	4.875% due 2/17/09	56,070,921
75,000,000	2.718% due 9/18/09 (a)	75,000,000
50,000,000	3.168% due 9/21/09 (a)	50,000,000
	Federal National Mortgage Association (FNMA) (c):
	Discount Notes:
33,333,000	2.344% due 10/1/08 (b)	33,333,000
25,000,000	2.496% due 10/15/08 (b)	24,975,889
77,248,000	2.306% due 11/3/08 (b)	77,085,136
25,000,000	2.184% due 11/12/08 (b)	24,937,000
40,000,000	2.224% due 11/19/08 (b)	39,880,222
190,900,000	2.124% - 2.519% due 11/24/08 (b)	190,214,125
24,000,000	2.462% due 12/3/08 (b)	23,897,100
25,000,000	2.630% due 12/5/08 (b)	24,882,188
6,750,000	2.557% due 12/10/08 (b)	6,716,859
40,000,000	2.680% due 12/15/08 (b)	39,779,167

See Notes to Schedules of Investments.

Western Asset Government Money Market Fund

Schedules of Investments (unaudited) (continued)	September 30, 2008

Face
Amount	Security	Value
U.S. Government Agencies — 90.3% (continued)
$156,459,000	2.405% - 2.921% due 12/22/08 (b)	$155,525,723
100,000,000	2.921% due 12/24/08 (b)	99,323,333
144,950,000	2.072% - 2.546% due 12/26/08 (b)	144,192,068
25,000,000	2.173% due 12/28/08 (b)	24,869,239
50,000,000	2.542% due 12/31/08 (b)	49,682,764
47,985,000	2.470% - 2.733% due 1/7/09 (b)	47,645,653
25,000,000	2.717% due 1/14/09 (b)	24,804,583
105,071,000	2.427% - 2.488% due 1/30/09 (b)	104,225,950
53,893,000	2.747% - 2.752% due 2/11/09 (b)	53,352,893
31,237,000	2.756% due 2/17/09 (b)	30,909,545
91,666,000	1.988% - 2.249% due 2/27/09 (b)	90,849,282
50,000,000	3.459% due 3/25/09 (b)	49,173,611
50,000,000	2.187% - 2.239% due 3/27/09 (b)	49,395,250
50,000,000	2.493% due 3/27/09 (b)	49,467,771
	Notes:
35,141,000	3.875% due 11/17/08	35,196,124
50,000,000	2.100% due 1/9/09 (a)	50,000,000
50,000,000	2.070% due 1/16/09 (a)	50,000,000
200,000,000	2.060% due 1/23/09 (a)	199,988,900
75,000,000	1.800% due 9/3/09 (a)	75,000,000
50,000,000	2.736% due 1/21/10 (a)	50,000,000
	Total U.S. Government Agencies
	(Cost — $7,581,582,648)	7,581,582,648
U.S. Government Obligations — 0.9%
	U.S. Treasury Bills:
50,000,000	1.961% due 1/15/09 (b)	49,713,653
25,000,000	2.350% due 7/2/09 (b)	24,563,312
	Total U.S. Treasury Bills
	(Cost — $74,276,965)	74,276,965
	Total U.S. Government & Agency Obligations
	(Cost — $7,655,859,613)	7,655,859,613
Repurchase Agreements — 7.9%
550,000,000	Barclays Capital Inc. tri-party repurchase agreement dated 9/30/08, 2.000%
	due 10/1/08; Proceeds at maturity - $550,030,556; (Fully collateralized by
	various U.S. government agency obligations, 0.000% - 5.815% due
	12/31/08 - 3/17/23; Market value - $561,000,763)	550,000,000
108,560,000	Deutsche Bank Securities Inc. tri-party repurchase agreement dated 9/30/08,
	2.000% due 10/1/08; Proceeds at maturity - $108,566,031; (Fully
	collateralized by various U.S. government agency obligations, 0.000% -
	5.250% due 10/1/08 - 4/10/19; Market value - $110,731,318)	108,560,000
	Total Repurchase Agreements
	(Cost — $658,560,000)	658,560,000
	TOTAL INVESTMENTS — 99.1% (Cost — $8,314,419,613#)	8,314,419,613
	Other Assets in Excess of Liabilities — 0.9%	77,532,957

	TOTAL NET ASSETS — 100.0%	$8,391,952,570

(a) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2008.
(b) Rate shown represents yield-to-maturity.
(c) On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.
# Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Money Market Fund (“Money Market Fund”) and Western Asset Government Money Market Fund (“Government Money Market Fund”) (the “Funds”) are separate diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland Business Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(b) Credit and Market Risk. Investments in structured securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments, resulting in a lack of correlation between their credit ratings and values.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investment Valuation

Effective January 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Funds’ use of amortized cost is subject to their compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

The fair value of the securities may be different than the amortized cost value reported in the Schedules of Investments for the Funds. As of the date of this report, the Funds continued to meet the requirements of Rule 2a-7 that permit the Funds to utilize amortized cost to value their securities.

Notes to Schedules of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

	September 30, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Western Asset Money Market Fund
Investments in Securities	$24,830,169,670	—	$24,400,583,219	$429,586,451
Western Asset Government Money Market Fund
Investments in Securities	$8,314,419,613	—	$8,314,419,613	—

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments
in Securities
Balance as of December 31, 2007	—
Accrued Premiums/Discounts	—
Realized Gain (Loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	$429,586,451
Balance as of September 30, 2008	$429,586,451

3. Capital Support Arrangement for Certain Holdings

Money Market Fund (the “Fund”) was provided or entered into capital support arrangements for certain of its holdings during the reporting period. As a result, the aggregate market value of the Fund’s holdings increased. These arrangements are described below.

On June 30, 2008, the Fund entered into Capital Support Agreements (“CSAs”) with Legg Mason, Inc. (“Legg Mason”), LM Capital Support V, LLC, a wholly owned subsidiary of Legg Mason (collectively with Legg Mason, Inc., “LM”) and with the Legg Mason Global Funds plc. The CSAs provide support in maximum amounts of $125,000,000, $55,000,000, and $20,000,000 for the Fund’s holding of Axon Financial Funding LLC, Issuer Entity LLC, and Cheyne Finance LLC, (the “Securities”), respectively. The LM subsidiary has established a segregated account at the Fund’s custodian bank to secure LM’s obligations under the respective CSAs.

Under the terms of the CSAs, the Fund would be paid a capital contribution, up to the maximum amount committed in the CSA, if (i) a loss is realized from a sale of the subject security (collectively with any securities received in exchange therefore, or as replacement thereof that do not qualify as “Eligible Securities” under Rule 2a-7(a)(10), “Eligible Notes”); (ii) a loss results upon final payment on the Eligible Notes; (iii) a court orders a discharge of the Eligible Notes issuer from liability that provides for payments that will result in a loss; or (iv) a loss occurs in connection with an exchange for or replacement with Eligible Securities as defined in Rule 2a-7(a)(10).

The CSAs terminate no later than March 31, 2009 and require the Fund to promptly sell any Eligible Notes it holds on the immediately preceding business day. The CSAs also permit LM to purchase the Eligible Notes under certain circumstances at a price which is the greater of amortized cost or market value.

As of September 30, 2008, the amortized cost and the fair market value of the Fund’s holdings of Axon Financial Funding LLC, was $320,000,000 and $223,776,000 for Issuer Entity LLC, $84,977,747 and $35,104,045 for Cheyne Finance LLC, $284,924 and $366,911, and for Gryphon Funding Ltd, $24,323,780 and $22,407,006, respectively.

Notes to Schedules of Investments (unaudited) (continued)

Accordingly, the CSAs have a value equal to the difference between the amortized cost and the fair market value of $147,932,489 as of September 30, 2008. During the reporting period, the Fund did not draw down any of the CSAs.

4. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Funds’ financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By /s/ R. Jay Gerken
     R. Jay Gerken
     Chief Executive Officer

Date: November 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ R. Jay Gerken
     R. Jay Gerken
     Chief Executive Officer

Date: November 25, 2008

By /s/ Frances M. Guggino
     Frances M. Guggino
     Chief Financial Officer

Date: November 25, 2008